INITIAL PUBLIC OFFERING	3 Months Ended	11 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Regulated Operations [Abstract]
INITIAL PUBLIC OFFERING

Note 3 — Initial Public Offering

In the Initial Public Offering on June 16, 2025, the Company sold 20,125,000 Public Units at a purchase price of $10.00 per Public Unit, which included the full exercise of the Over-Allotment Option in the amount of 2,625,000 Option Units. Each Public Unit consists of one Public Share and one Public Right. Each ten Public Rights entitle the holder thereof to receive one Class A Ordinary Share at the closing of an initial Business Combination. The Company will not issue fractional Class A Ordinary Shares.

Note 3 — Initial Public Offering

In the Initial Public Offering on June 16, 2025, the Company sold 20,125,000 Public Units at a purchase price of $10.00 per Public Unit, which includes the full exercise of the Over-Allotment Option in the amount of 2,625,000 Option Units. Each Public Unit consists of one Public Share and one Public Right. Each ten Public Rights entitle the holder thereof to receive one Class A Ordinary Share at the closing of an initial Business Combination. The Company will not issue fractional Class A Ordinary Shares.